CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Earnings	494	936	1,221
(Earnings)/loss from discontinued operations	(4)	79	6
Depreciation and amortization	1,370	1,236	1,147
Deferred income taxes (Note 24)	131	3	365
Changes in unrealized (gains)/loss on derivative instruments, net	1,262	665	(73)
Cash distributions in excess of equity earnings	355	439	102
Regulatory asset write-off (Note 6)			262
Impairment	6	39	11
Other	(9)	109	11
Changes in regulatory assets and liabilities	(11)	44	38
Changes in environmental liabilities, net of recoveries (Note 29)	148	(26)	(118)
Changes in operating assets and liabilities (Note 27)	(409)	(660)	401
Cash provided by continuing operations	3,333	2,864	3,373
Cash provided by/(used in) discontinued operations (Note 10)	8	10	(2)
Net operating activities	3,341	2,874	3,371
Investing activities
Additions to property, plant and equipment	(8,235)	(5,194)	(3,527)
Long-term investments	(1,018)	(531)	(1,515)
Additions to intangible assets	(212)	(163)	(154)
Acquisitions, net of cash acquired (Note 7)		(340)	(33)
Affiliate loans, net	8	8	7
Proceeds on sale of investments and net assets	41	18
Government grant			145
Changes in restricted cash	(15)	(2)	(2)
Net investing activities	(9,431)	(6,204)	(5,079)
Financing activities
Net change in bank indebtedness and short-term borrowings	(350)	412	224
Net change in commercial paper and credit facility draws	1,562	(294)	(630)
Net change in Southern Lights project financing	(5)	(13)	(62)
Debenture and term note issues	2,845	2,199	1,604
Debenture and term note repayments	(660)	(349)	(234)
Repayment of acquired debt		(160)
Contributions from noncontrolling interests	922	448	873
Distributions to noncontrolling interests	(468)	(421)	(355)
Contributions from redeemable noncontrolling interests	92	213	210
Distributions to redeemable noncontrolling interests	(72)	(49)	(35)
Preference shares issued	1,428	2,634	926
Common shares issued	628	465	46
Preference share dividends	(178)	(93)	(7)
Common share dividends	(674)	(597)	(530)
Net financing activities	5,070	4,395	2,030
Effect of translation of foreign denominated cash and cash equivalents	20	(12)	25
Increase/(decrease) in cash and cash equivalents	(1,000)	1,053	347
Cash and cash equivalents at beginning of year	1,776	723	376
Cash and cash equivalents at end of year	776	1,776	723
Cash and cash equivalents - discontinued operations	(20)
Cash and cash equivalents - continuing operations	756	1,776	723
Supplementary cash flow information
Income taxes (received)/paid	107	267	(28)
Interest paid	1,097	988	955